Derivative instruments - Call Spread and Coupon Only Swap (Details) - Apr. 30, 2017 - Subsidiaries - Cash Flow hedge - Derivatives not designated as hedging instruments R$ in Thousands, $ in Thousands	BRL (R$) $ / option	USD ($) $ / option
Call spread | JP Morgan S.A.
Derivative [Line Items]
Nominal Amount		$ 30,000
Call spread | JP Morgan S.A. | Payable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	5.62	5.62
Call spread | JP Morgan S.A. | Receivable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	8.20	8.20
Call spread | Itaú
Derivative [Line Items]
Nominal Amount		$ 50,000
Call spread | Itaú | Payable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	5.62	5.62
Call spread | Itaú | Receivable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	8.20	8.20
Coupon-only swap | JP Morgan S.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 168,690
Coupon-only swap | JP Morgan S.A. | Payable | CDI, Certificados de Depósitos Interbancários
Derivative [Line Items]
Interest rate	2.42%	2.42%
Coupon-only swap | JP Morgan S.A. | Receivable
Derivative [Line Items]
Nominal Amount		$ 30,000
Interest rate	5.46%	5.46%
Coupon-only swap | Itaú | Payable
Derivative [Line Items]
Payable amount | R$	R$ 281,150
Coupon-only swap | Itaú | Payable | CDI, Certificados de Depósitos Interbancários
Derivative [Line Items]
Interest rate	2.47%	2.47%
Coupon-only swap | Itaú | Receivable
Derivative [Line Items]
Nominal Amount		$ 50,000
Interest rate	5.46%	5.46%
Sustainability-linked ESG Principal Only Swap | Citibank S.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 155,500
Interest rate	0.88%	0.88%
Sustainability-linked ESG Principal Only Swap | Citibank S.A. | Receivable
Derivative [Line Items]
Nominal Amount		$ 50,000